Trade receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of Trade Receivables
	At December 31,

(Euro thousands)	2022	2021

Trade receivables	55,079	46,089
Loss allowance	(6,211)	(6,308)

Total trade receivables	48,868	39,781

Summary of Breakdown For The Loss Allowance
The following table provides a breakdown for the loss allowance:

	For the years ended December 31,

(Euro thousands)	2022	2021

At January 1,	6,308	5,904
Business combination	—	358
Provisions	1,363	626
Write off	(1,551)	(709)
Net foreign exchange difference s	91	129

At December 31,	6,211	6,308